Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of Dividends [Line Items]
Dividends declared per share	$ 0.09		$ 0.07		$ 0.18		$ 0.14
Average number of shares eligible for dividend	443,197		441,798		442,996		441,658
Total dividends paid	$ 24,738	$ 39,852	$ 21,202	$ 30,906	$ 838,000	$ 69,825
Shares issued under the DRIP	347,461		207,405		718,453		$ 475,387
Retained Earnings [member]
Disclosure of Dividends [Line Items]
Total dividends paid	39,888	$ 39,852	30,926	$ 30,906	79,739	$ 84,015	61,832
Dividends Paid in Cash [member]
Disclosure of Dividends [Line Items]
Total dividends paid	32,475		26,818		64,579		52,101
Dividends Paid in DRIP [member]
Disclosure of Dividends [Line Items]
Total dividends paid	$ 7,413		$ 4,108		$ 15,160		$ 9,731